Advances for Other Fixed Assets under Construction	12 Months Ended
Dec. 31, 2012
Advances For Other Fixed Assets Under Construction [Abstract]
Advances for Other Fixed Assets under Construction
9.         Advances for Other Fixed Assets under Construction:

Fujairah in-land storage facility: In July 2010, the Company assumed a 25-year terminal lease agreement, as a result of the transfer of all the shares of Aegean Oil Terminal Corporation from a related party. The agreement, signed by the Company's subsidiary, Aegean Oil Terminal Corporation, and the Municipality of Fujairah will be automatically renewed for an additional 25 years and was assumed to build an in-land storage facility in the United Arab Emirates with estimated cost of $110,000. The Company is expected to complete the construction of the new facility by the end of year 2013 and the payments of the contractual amounts are made with the progress of the construction.  As of December 31, 2012, the Company has paid advances for construction of the in-land storage facility amounting to $99,625. The contractual obligations arising from signed contracts relating to this project after December 31, 2012 are approximately $10,000 for 2013.

Las Palmas in-land storage facility: As at December 31, 2012, the Company has capitalized expenses incurred for additions and improvements on the Las Palmas terminal site in the amount of $2,360.

Panama in-land storage facility: In August 2011, the Company was granted a 20-year concession agreement from Panama Maritime Authority to operate land-based storage facilities. Under the concession agreement, Company, is required to make certain investments to improve the efficiency of the terminal operations. During the year ended December 31, 2012, the Company has incurred leased improvement costs of the amount of $1,127.

Interest on the advances paid by the Company in respect of Fujairah, Las Palmas and Panama storage facilities is computed at the weighted average borrowing cost of the Company, for the duration of the construction period, and capitalized on advances for other fixed assets under construction on the accompanying balance sheets.  Total interest capitalized for the years ended December 31, 2010, 2011 and 2012 was $0, $787 and $2,356 respectively.